4. Line of Credit	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016
Debt Disclosure [Abstract]
4. Line of Credit

The Company has a revolving line of credit with Wells Fargo Bank, N.A. in the amount of $55,000. Amounts drawn under this line of credit are due on demand, and monthly interest and principal payments are required. The interest rate on the line of credit is 7.5%. This line of credit is collateralized by the personal guarantee of the majority stockholder. Line of credit balance was $18,481 and $19,732 at June 30, 2017 and September 30, 2016, respectively.

The Company has a revolving line of credit with Wells Fargo Bank, N.A. in the amount of $55,000. Amounts drawn under this line of credit are due on demand, and monthly interest and principal payments are required. The interest rate on the line of credit is 7.5%. This line of credit is collateralized by the personal guarantee of the majority stockholder. Line of credit balance was $19,732 and $-0- for the years ended September 30, 2016 and 2015, respectively.